Expense Example - FidelityMunicipalIncomeFund-AMCIZPRO - FidelityMunicipalIncomeFund-AMCIZPRO - Fidelity Municipal Income Fund	Mar. 01, 2025 USD ($)
Fidelity Advisor Municipal Income Fund - Class A
Expense Example:
1 year	$ 475
3 years	633
5 years	805
10 years	1,305
Fidelity Advisor Municipal Income Fund - Class M
Expense Example:
1 year	474
3 years	630
5 years	800
10 years	1,293
Fidelity Advisor Municipal Income Fund - Class C
Expense Example:
1 year	253
3 years	474
5 years	818
10 years	1,590
Fidelity Advisor Municipal Income Fund - Class I
Expense Example:
1 year	52
3 years	164
5 years	285
10 years	640
Fidelity Advisor Municipal Income Fund - Class Z
Expense Example:
1 year	41
3 years	128
5 years	224
10 years	$ 505